CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash equivalents
Total cash and cash equivalents	R$ 11,860,415	R$ 9,505,951	R$ 7,712,081	R$ 13,590,776
Cash and banks
Cash and cash equivalents
Cash and banks	R$ 10,327,055	8,064,193
Fixed | Cash and banks
Cash equivalents
Average yield p.a. %	5.34%
Local | Fixed-term deposits (Compromised)
Cash equivalents
Fixed-term deposits	R$ 560,985	R$ 1,441,758
Local | CDI | Fixed-term deposits (Compromised)
Cash equivalents
Percentage of basis used to calculate interest rate	97.30%
Foreign | Fixed-term deposits
Cash equivalents
Fixed-term deposits	R$ 972,375
Foreign | Fixed | Fixed-term deposits
Cash equivalents
Average yield p.a. %	6.01%